Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2015 Segment $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares
Summary of Significant Accounting Policies (Textual)
Weighted average exercise price of outstanding derivative instruments	$ 1.19
Number of active business segments | Segment	2
Quarterly vesting period of stock options issued to directors upon re-election	1 year
Period of stock option granted to director and employees	10 years
Percentage of options, vested immediately	25.00%
Percentage of options, vested later till three year	25.00%
Period of expiration of option upon termination of employee or director	3 months
Period of re-measurement of option's price using the Black-Scholes model	3 months
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, estimated useful life	11 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, estimated useful life	16 years
Option [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average exercise price of outstanding derivative instruments	$ 2.13
Dividend yield	0.00%
Expected life of stock option	4 years
Forfeiture rate	12.00%
Fair value of options price	$ 1.22	$ 1.48
Shares issuable upon exercise of outstanding derivative instruments | shares	2,768,612	2,488,279
Option [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Volatility rate	121.00%	128.00%
Risk free interest rate	0.98%	1.05%
Option [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Volatility rate	141.00%	165.00%
Risk free interest rate	1.53%	1.43%
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average exercise price of outstanding derivative instruments	$ 0.74	$ 1.15	$ 2.17
Issuance of stock option | shares		1,169,318
Shares issuable upon exercise of outstanding derivative instruments | shares	4,926,119	7,269,500